(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL ITEMS, NET [Abstract]
(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

8.	(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

(Losses) gains on derivative instruments comprise of the following:

(in thousands of $)	2019	2018	2017
Mark-to-market adjustment for equity derivatives (see note 24)	(30,478)	(30,663)	16,622
Mark-to-market adjustment for interest rate swap derivatives (see note 24)	(16,485)	604	6,614
Interest income/(expense) on undesignated interest rate swaps (see note 24)	6,351	8,069	(3,802)
Mark-to-market adjustment for foreign exchange swap derivatives	2,568	(1,151)	821
Unrealized mark-to-market (losses)/gains on Earn-Out Units (see note 14)	—	(7,400)	441
	(38,044)	(30,541)	20,696

Other financial items, net comprise of the following:

(in thousands of $)	2019	2018	2017
Financing arrangement fees and other costs	(5,735)	(244)	(677)
Amortization of debt guarantee	1,242	861	1,548
Foreign exchange loss on operations	(902)	(1,997)	(888)
Other	(127)	(101)	(52)
	(5,522)	(1,481)	(69)